Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank		$ 573	$ 6,394
Short-term bank deposits		2,610	114
Total cash and cash equivalent*	[1]	3,183	6,508
*Including cash held per commitment to EIB – see Note 9		$ 387	$ 373

[1]	Including cash held per commitment to EIB – see Note 9